SCHEDULE OF FAIR VALUE OF LIABILITIES MEASURED ON RECURRING BASIS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Expected term	6 months 3 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Expected term		5 months 23 days	3 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Expected term		5 years	5 years
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative liability, measurement input	1.34
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input		1.60	1.87
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input		3.02	4.64
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.59
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input		0.0004	0.0001
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input		0.0124	0.0157